Discontinued Operations (Details 2) - USD ($)	Nov. 30, 2020	Aug. 31, 2020
Current Assets
Accounts receivable	$ 49,333	$ 105,250
Total assets classified as discontinued operations in the consolidated balance sheet	49,333	105,250
Current Liabilities
Accounts payable	0	250
Total liabilities classified as discontinued operations in the consolidated balance sheet	$ 0	$ 250